Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 17.4%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$12,520	$10,872
Al Convoy (Luxembourg) SARL
TBD% due 01/17/2027		700	658
TBD% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,400	1,370
Alphabet Holding Co., Inc. 4.489% (LIBOR03M + 3.500%) due 09/26/2024 ~		$293	237
Altice France S.A. 4.705% (LIBOR03M + 4.000%) due 08/14/2026 ~		691	654
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 «~		99	87
5.240% (LIBOR03M + 4.250%) due 08/27/2026 «~		199	166
Arconic Rolled Products Corp. TBD% due 02/04/2027 «		62	57
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		200	180
Clay Holdco BV
TBD% due 10/30/2026	EUR	100	85
4.500% (EUR003M + 4.500%) due 10/30/2025 «~		4,854	4,149
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$7,545	5,716
DTEK Holdings Ltd. 5.375% (EUR003M + 5.000%) due 08/01/2026 ~	EUR	3,263	1,608
DTEK Trading S.A. 5.989% (LIBOR03M + 5.000%) due 06/30/2023 ~		$6,750	3,309
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(c)		31,849	29,699
Elanco Animal Health, Inc. TBD% due 02/04/2027		310	297
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~		98	89
EyeCare Partners LLC
TBD% due 02/18/2027 µ		31	26
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		134	111
Financial & Risk U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	1,396	1,484
4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~		$2,845	2,750
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~		40	36
Froneri International PLC
2.625% (EUR003M + 2.625%) due 01/29/2027 ~	EUR	400	415
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~		$352	338
5.750% (EUR003M + 5.750%) due 01/31/2028 ~	EUR	100	102
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~		$70	67
Front Range Bidco, Inc. 3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	1,000	995
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		$4,583	4,346
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~		123	116
Innophos, Inc. 4.755% (LIBOR03M + 3.750%) due 02/04/2027 «~		62	53
Intelsat Jackson Holdings S.A. 5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~		300	280
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~		62	52
McDermott International, Inc. 10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~		9,100	8,395
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(d)		1,978	1,829
TBD% due 05/09/2025 ^(d)		10,117	3,055
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~		206	186
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~		263	229
NCI Building Systems, Inc. 4.561% (LIBOR03M + 3.750%) due 04/12/2025 «~		118	104
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~		25,916	10,496
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(c)		21,719	8,633
Ortho-Clinical Diagnostics S.A. 4.765% (LIBOR03M + 3.250%) due 06/30/2025 ~		1,375	1,177

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(d)		1,882	1,887
Parexel International Corp. 3.739% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	76
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		283	273
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		5,540	5,102
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	19,788	21,824
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~		$86	75
RegionalCare Hospital Partners Holdings, Inc. 4.739% (LIBOR03M + 3.750%) due 11/17/2025 ~		84	77
Reynolds Consumer Products, Inc. 3.501% (LIBOR03M + 1.750%) due 02/04/2027 ~		200	190
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 «~		13,465	10,907
10.770% (LIBOR03M + 9.000%) due 04/28/2022 ~		32,252	23,786
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		309	275
Starfruit Finco BV 3.863% (LIBOR03M + 3.000%) due 10/01/2025 «~		639	585
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~		6,400	5,280
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~		1,600	1,320
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	998
5.322% (LIBOR03M + 4.250%) due 10/01/2026 «~		$673	616
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		17,564	11,738
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~		1,112	1,000
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		8,831	7,550
VS Buyer LLC 4.863% (LIBOR03M + 3.250%) due 02/28/2027 «~		100	97
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~		70	54
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~		7	7
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(c)		24	18
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		18,014	11,214
Zayo Group Holdings, Inc. 3.989% (LIBOR03M + 3.000%) due 03/09/2027 ~		700	656
Total Loan Participations and Assignments (Cost $273,607)			210,113
CORPORATE BONDS & NOTES 37.3%
BANKING & FINANCE 14.8%
Ally Financial, Inc. 8.000% due 11/01/2031		10	11
Ambac Assurance Corp. 5.100% due 06/07/2020 (m)		184	256
Ambac LSNI LLC 6.450% due 02/12/2023 •(m)		1,865	1,785
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	30,410	32,342
8.625% due 07/15/2023 (m)		$400	359
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (m)		600	528
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,000	590
Barclays Bank PLC 7.625% due 11/21/2022 (j)(m)		$8,700	8,904
Barclays PLC
5.875% due 09/15/2024 •(i)(j)	GBP	400	353
7.125% due 06/15/2025 •(i)(j)(m)		4,600	4,895
7.250% due 03/15/2023 •(i)(j)(m)		3,200	3,578
7.875% due 09/15/2022 •(i)(j)(m)		1,400	1,519
8.000% due 06/15/2024 •(i)(j)(m)		$1,400	1,301
CBL & Associates LP
4.600% due 10/15/2024		6	1
5.250% due 12/01/2023 (m)		313	74
5.950% due 12/15/2026 (m)		1,551	298
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		400	363
7.500% due 07/17/2023 •(i)(j)(m)		800	738
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	63	67
ESH Hospitality, Inc. 4.625% due 10/01/2027 (m)		$158	124

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		1,013	751
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		340	369
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		300	281
HSBC Bank PLC 6.330% due 05/23/2023		24,300	23,284
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	1,000	1,110
6.000% due 09/29/2023 •(i)(j)	EUR	200	207
6.500% due 03/23/2028 •(i)(j)(m)		$1,220	1,142
Hunt Cos., Inc. 6.250% due 02/15/2026		60	45
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		300	267
3.950% due 02/13/2050		200	165
ING Groep NV 5.750% due 11/16/2026 •(i)(j)(m)		800	693
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		89	71
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(i)(j)	GBP	900	841
7.500% due 09/27/2025 •(i)(j)(m)		$1,500	1,349
7.625% due 06/27/2023 •(i)(j)(m)	GBP	1,700	1,794
7.875% due 06/27/2029 •(i)(j)(m)		14,473	16,476
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$3,800	3,608
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (m)		1,348	1,274
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		10,200	11,516
Preferred Term Securities Ltd. 1.121% (US0003M + 0.380%) due 09/23/2035 ~		288	271
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(i)(j)(m)		5,775	5,427
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,200	9,295
7.375% due 06/24/2022 •(i)(j)(m)		8,635	8,866
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		$400	334
7.375% due 10/04/2023 •(i)(j)(m)		1,600	1,385
Springleaf Finance Corp. 6.875% due 03/15/2025 (m)		269	273
Tesco Property Finance PLC 6.052% due 10/13/2039 (m)	GBP	3,004	4,706
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (g)		$1,962	638
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,507	2,068
Uniti Group LP 7.875% due 02/15/2025 (m)		$13,667	12,813
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		9,207	8,734
			178,139
INDUSTRIALS 17.1%
Aker BP ASA
3.000% due 01/15/2025 (m)		150	119
3.750% due 01/15/2030 (m)		150	113
Albertsons Cos., Inc.
3.500% due 02/15/2023		58	58
4.625% due 01/15/2027		26	26
4.875% due 02/15/2030		46	46
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	297
7.500% due 05/15/2026 (m)		$6,360	6,220
Arconic Corp. 6.125% due 02/15/2028		62	64
Associated Materials LLC 9.000% due 01/01/2024 (m)		16,400	13,284
B.C. Unlimited Liability Co. 4.375% due 01/15/2028 (m)		98	91
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		3,600	3,220
Banijay Entertainment SASU 5.375% due 03/01/2025 (m)		200	184
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)(m)		250	142
Bombardier, Inc.
6.125% due 01/15/2023 (m)		2,668	1,898
7.500% due 12/01/2024 (m)		3,926	2,625
7.500% due 03/15/2025		1,929	1,350
7.875% due 04/15/2027 (m)		6,382	4,452

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(k)		2,483	2
11.000% due 12/09/2022 ^(d)		5,598	2,855
Camelot Finance S.A. 4.500% due 11/01/2026		17	17
CCO Holdings LLC
4.500% due 08/15/2030 (m)		379	374
4.750% due 03/01/2030 (m)		438	439
Centene Corp. 4.750% due 01/15/2025 (m)		435	443
Citrix Systems, Inc. 3.300% due 03/01/2030 (m)		311	291
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		4,058	3,515
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		24,116	23,076
8.000% due 03/15/2026 (m)		1,328	1,269
8.625% due 01/15/2024 (m)		2,604	2,590
Connect Finco SARL 6.750% due 10/01/2026 (m)		144	119
Corning, Inc. 5.450% due 11/15/2079 (m)		186	193
Dealer Tire LLC 8.000% due 02/01/2028		74	60
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		466	339
10.750% due 09/01/2024 (m)		5,500	3,403
DISH DBS Corp. 5.875% due 07/15/2022		14	14
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		5,500	4,995
Energy Transfer Operating LP
2.900% due 05/15/2025		62	53
3.750% due 05/15/2030 (m)		185	146
5.000% due 05/15/2050 (m)		185	144
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		5,765	1,447
Exela Intermediate LLC 10.000% due 07/15/2023		267	72
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,902	3,263
6.875% due 03/01/2026 (m)		2,682	2,167
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		8,520	4,047
Frontier Finance PLC 8.000% due 03/23/2022	GBP	10,500	13,469
Full House Resorts, Inc.
8.575% due 01/31/2024		$782	750
9.738% due 02/02/2024		67	64
General Electric Co.
5.875% due 01/14/2038		46	54
6.150% due 08/07/2037 (m)		235	272
Griffon Corp. 5.750% due 03/01/2028		62	59
HCA, Inc. 3.500% due 09/01/2030 (m)		318	290
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		3,168	3,015
8.375% due 05/01/2027 (m)		3,161	2,709
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)(m)	EUR	690	610
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		300	255
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)(m)		$1,071	759
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(m)		944	730
Innophos Holdings, Inc. 9.375% due 02/15/2028 (m)		369	361
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (m)		434	163
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		1,500	932
8.000% due 02/15/2024 (m)		295	287
8.500% due 10/15/2024 (m)		17,287	10,994
9.750% due 07/15/2025 (m)		7,376	4,656
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(m)		9,620	4,882
8.125% due 06/01/2023 (m)		8,785	1,867
Lamar Media Corp. 3.750% due 02/15/2028 (m)		96	91
Laredo Petroleum, Inc.
9.500% due 01/15/2025		102	41
10.125% due 01/15/2028 (m)		155	60
LifePoint Health, Inc. 4.375% due 02/15/2027		62	59

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		318	69
Mattel, Inc. 5.875% due 12/15/2027 (m)		85	87
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (m)		500	435
5.625% due 07/17/2027 (m)		400	352
MSCI, Inc. 3.625% due 09/01/2030		70	67
NCL Corp. Ltd. 3.625% due 12/15/2024 (m)		178	115
NCR Corp. 5.750% due 09/01/2027		4	4
Netflix, Inc.
3.625% due 06/15/2030 (m)	EUR	427	463
3.875% due 11/15/2029 (m)		1,717	1,864
4.625% due 05/15/2029		700	792
4.875% due 06/15/2030		$300	306
5.375% due 11/15/2029 (m)		150	158
Noble Holding International Ltd. 7.875% due 02/01/2026		769	191
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (m)		265	252
7.250% due 02/01/2028 (m)		312	271
Pacific Drilling SA 8.375% due 10/01/2023 (m)		879	244
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	132,530	1,494
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (m)		$286	287
Petroleos Mexicanos
5.350% due 02/12/2028 (m)		1,716	1,199
5.950% due 01/28/2031 (m)		9,959	6,898
6.490% due 01/23/2027 (m)		200	148
6.500% due 03/13/2027 (m)		3,176	2,378
6.500% due 01/23/2029 (m)		8,678	6,344
6.750% due 09/21/2047 (m)		120	78
6.840% due 01/23/2030 (m)		5,138	3,744
6.950% due 01/28/2060 (m)		780	529
7.690% due 01/23/2050		330	233
PetSmart, Inc. 5.875% due 06/01/2025 (m)		203	201
Platin 1426 GmbH 6.875% due 06/15/2023 (m)	EUR	2,140	1,983
Prime Security Services Borrower LLC 6.250% due 01/15/2028 (m)		$178	155
QVC, Inc. 5.950% due 03/15/2043 (m)		1,325	904
Radiate Holdco LLC 6.875% due 02/15/2023		8	7
Radiology Partners, Inc. 9.250% due 02/01/2028 (m)		148	129
Range Resources Corp. 9.250% due 02/01/2026		62	38
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026 (m)	EUR	400	441
Sealed Air Corp. 4.000% due 12/01/2027		$25	23
Sensata Technologies, Inc. 4.375% due 02/15/2030		66	60
Staples, Inc. 7.500% due 04/15/2026		38	33
Station Casinos LLC 4.500% due 02/15/2028		22	18
TEGNA, Inc. 4.625% due 03/15/2028 (m)		433	383
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		170	164
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		19	18
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021 (m)		1,060	1,018
6.000% due 01/31/2025	EUR	200	217
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$5,965	6,163
5.750% due 09/30/2039 (m)		18,727	20,679
TransDigm, Inc. 5.500% due 11/15/2027 (m)		250	226
Transocean Guardian Ltd. 5.875% due 01/15/2024 (m)		104	84
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		336	274
Transocean, Inc.
7.250% due 11/01/2025		243	124
7.500% due 01/15/2026		70	33
8.000% due 02/01/2027 (m)		195	93

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Trident TPI Holdings, Inc. 9.250% due 08/01/2024		46	39
Triumph Group, Inc.
5.250% due 06/01/2022		84	70
6.250% due 09/15/2024 (m)		134	120
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (m)		196	166
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		500	302
United Group BV
3.125% due 02/15/2026 (m)	EUR	500	468
3.625% due 02/15/2028 (m)		500	450
4.875% due 07/01/2024 (m)		200	200
United Rentals North America, Inc. 4.000% due 07/15/2030		$62	56
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		1,747	1,502
Valaris PLC
5.750% due 10/01/2044		321	25
7.750% due 02/01/2026		38	4
Vale Overseas Ltd.
6.875% due 11/21/2036		333	373
6.875% due 11/10/2039 (m)		110	122
ViaSat, Inc. 5.625% due 04/15/2027		34	34
Western Midstream Operating LP
2.698% (US0003M + 0.850%) due 01/13/2023 ~(m)		124	65
3.100% due 02/01/2025		62	33
4.050% due 02/01/2030		62	27
5.250% due 02/01/2050		62	26
Wyndham Destinations, Inc.
3.900% due 03/01/2023		204	172
4.625% due 03/01/2030		62	48
5.400% due 04/01/2024		50	43
Wynn Macau Ltd. 5.125% due 12/15/2029 (m)		800	678
YPF S.A. 35.421% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	21,300	243
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (m)		$774	745
6.125% due 03/01/2028		295	282
			205,714
UTILITIES 5.4%
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025 (m)		400	356
4.625% due 02/04/2030 (m)		300	267
CenturyLink, Inc. 4.000% due 02/15/2027 (m)		222	214
Edison International 5.750% due 06/15/2027 (m)		272	283
Frontier Communications Corp. 8.000% due 04/01/2027 (m)		316	313
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		977	829
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		8,463	6,812
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(m)		858	848
2.950% due 03/01/2026 ^(d)(m)		996	948
3.250% due 09/15/2021 ^(d)(m)		293	290
3.250% due 06/15/2023 ^(d)(m)		1,093	1,059
3.300% due 03/15/2027 ^(d)(m)		1,689	1,626
3.400% due 08/15/2024 ^(d)(m)		727	712
3.500% due 10/01/2020 ^(d)(m)		1,783	1,753
3.500% due 06/15/2025 ^(d)(m)		1,278	1,243
3.750% due 08/15/2042 ^(d)		58	52
3.850% due 11/15/2023 ^(d)(m)		89	88
4.000% due 12/01/2046 ^(d)		4	4
4.250% due 05/15/2021 ^(d)(m)		3,340	3,302
4.250% due 08/01/2023 ^(d)(m)		3,310	3,355
4.300% due 03/15/2045 ^(d)(m)		233	226
4.500% due 12/15/2041 ^(d)(m)		534	518
4.600% due 06/15/2043 ^(d)		107	107
4.650% due 08/01/2028 ^(d)(m)		2,633	2,761
4.750% due 02/15/2044 ^(d)(m)		2,890	2,855
5.125% due 11/15/2043 ^(d)(m)		3,462	3,498
5.400% due 01/15/2040 ^(d)		46	47
5.800% due 03/01/2037 ^(d)(m)		8,885	9,088
6.050% due 03/01/2034 ^(d)(m)		4,901	4,977
6.250% due 03/01/2039 ^(d)(m)		1,776	1,821
6.350% due 02/15/2038 ^(d)(m)		734	753
Petrobras Global Finance BV
6.625% due 01/16/2034 (m)	GBP	700	811
6.850% due 06/05/2115 (m)		$137	131

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

RCS & RDS S.A.
2.500% due 02/05/2025 (m)	EUR	500	497
3.250% due 02/05/2028		100	96
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		$330	300
9.250% due 07/06/2024 (m)		4,237	4,178
9.250% due 07/06/2024		139	137
9.750% due 01/06/2027 (m)		2,181	2,083
Southern California Edison Co. 3.650% due 02/01/2050		62	61
Southern California Gas Co. 2.550% due 02/01/2030		127	124
Sprint Communications, Inc. 6.000% due 11/15/2022 (m)		185	194
Sprint Corp.
7.250% due 09/15/2021 (m)		543	563
7.250% due 02/01/2028 (m)		806	813
7.875% due 09/15/2023 (m)		3,100	3,437
Talen Energy Supply LLC 6.625% due 01/15/2028		62	52
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		320	261
Transocean Sentry Ltd. 5.375% due 05/15/2023 (m)		300	254
			64,997
Total Corporate Bonds & Notes (Cost $521,880)			448,850
CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Caesars Entertainment Corp. 5.000% due 10/01/2024 (m)		4,394	4,702
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		66	18
Total Convertible Bonds & Notes (Cost $8,246)			4,720
MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		129	147
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	76
7.350% due 07/01/2035		50	56
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		230	228
			507
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		95,900	4,134
Total Municipal Bonds & Notes (Cost $7,188)			4,641
U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
4.497% due 07/25/2029 •(m)		1,819	1,684
4.513% due 02/25/2040 •		720	493
4.973% due 07/25/2041 •(a)(m)		3,582	659
5.123% due 10/25/2040 •(a)(m)		5,199	752
5.403% due 12/25/2037 •(a)		192	33
5.573% due 09/25/2037 •(a)(m)		653	131
5.703% due 11/25/2036 •(a)		103	16
5.773% due 06/25/2037 •(a)		395	62
6.033% due 03/25/2038 •(a)(m)		1,493	316
6.053% due 02/25/2038 •(a)(m)		944	213
6.153% due 06/25/2023 •(a)(m)		739	59
6.697% due 07/25/2029 •		2,460	1,600
7.463% due 02/25/2040 •		2,660	1,563
10.245% due 01/25/2041 •(m)		5,985	8,859
Freddie Mac
0.000% due 02/25/2046 (b)(g)(m)		15,521	14,089
0.100% due 02/25/2046 (a)		185,644	113
0.700% due 11/25/2055 ~(a)		82,950	6,379
2.011% due 11/25/2045 ~(a)		23,213	3,010
3.981% due 04/25/2025 ~		2,680	2,390
5.705% due 05/15/2037 •(a)		145	21
5.765% due 07/15/2036 •(a)(m)		1,896	374

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

5.875% due 09/15/2036 •(a)(m)		653	138
5.995% due 04/15/2036 •(a)(m)		717	104
6.097% due 10/25/2029 •		2,350	1,231
7.075% due 09/15/2036 •(a)(m)		1,137	274
9.947% due 03/25/2029 •		2,091	1,307
10.483% due 09/15/2041 •(m)		602	1,090
11.447% due 10/25/2028 •		495	342
11.697% due 03/25/2025 •		3,169	2,317
15.113% due 09/15/2034 •		55	60
Total U.S. Government Agencies (Cost $53,606)			49,679
NON-AGENCY MORTGAGE-BACKED SECURITIES 58.9%
Alba PLC 0.747% due 12/15/2038 •(m)	GBP	7,289	7,494
American Home Mortgage Assets Trust
1.237% due 08/25/2037 ^•(m)		$10,823	8,389
1.487% due 11/25/2035 •		1,118	1,033
American Home Mortgage Investment Trust
1.547% due 09/25/2045 •		4,636	3,679
1.847% due 02/25/2044 •(m)		9,705	7,675
Banc of America Alternative Loan Trust
6.000% due 06/25/2037		200	184
6.000% due 06/25/2046		85	76
Banc of America Funding Trust
0.000% due 06/26/2035 ~		4,674	4,412
0.983% due 04/20/2047 ^•(m)		8,822	7,312
1.223% due 02/20/2035 •(m)		4,612	4,162
1.837% due 08/25/2047 ^~		3,773	3,275
3.624% due 03/20/2036 ^~		1,082	930
3.783% due 01/25/2035 ~		257	224
3.790% due 01/20/2047 ^~		155	131
6.119% due 07/26/2036 ~		11,202	4,962
Banc of America Mortgage Trust
4.004% due 01/25/2036 ~		527	432
4.122% due 10/20/2046 ^~		174	107
Bancaja Fondo de Titulizacion de Activos 0.000% due 10/25/2037 •(m)	EUR	1,458	1,546
BCAP LLC Trust
3.444% due 04/26/2037 ~		$10,236	7,762
3.661% due 02/26/2036 ~		4,993	3,535
3.914% due 11/26/2035 ~(m)		4,553	3,934
3.938% due 07/26/2035 ~		1,092	1,005
4.426% due 07/26/2045 ~(m)		6,381	5,706
4.619% due 06/26/2036 ~		3,824	3,071
5.500% due 12/26/2035 ~(m)		5,159	3,746
6.000% due 08/26/2037 ~		2,635	2,288
Bear Stearns Adjustable Rate Mortgage Trust 4.054% due 06/25/2047 ^~(m)		2,767	2,313
Bear Stearns ALT-A Trust
1.147% due 02/25/2034 •(m)		4,416	3,753
3.806% due 11/25/2035 ^~(m)		14,676	10,680
3.985% due 09/25/2035 ^~(m)		6,765	3,988
BRAD Resecuritization Trust
2.193% due 03/12/2021 «		13,884	209
6.550% due 03/12/2021 «		3,325	3,319
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		32	31
CD Mortgage Trust 5.688% due 10/15/2048 (m)		6,417	3,717
Chase Mortgage Finance Trust
3.564% due 01/25/2036 ^~		6,908	5,587
3.696% due 03/25/2037 ^~		1,823	1,597
Citigroup Commercial Mortgage Trust 5.557% due 12/10/2049 ~		404	248
Citigroup Mortgage Loan Trust
3.835% due 10/25/2035 ^~		2,134	1,922
3.936% due 02/25/2036 ~		8,784	7,057
4.128% due 09/25/2037 ^~		4,873	4,301
4.140% due 03/25/2036 ^•		232	204
Commercial Mortgage Loan Trust 5.983% due 12/10/2049 ~(m)		7,741	4,967
Countrywide Alternative Loan Trust
0.799% due 12/25/2035 ~(a)		11,335	336
1.137% due 09/25/2046 ^•(m)		9,682	7,801
1.197% due 06/25/2037 •(m)		11,466	7,912
1.677% due 11/25/2035 •(m)		12,535	11,151
1.687% due 12/25/2035 ~(a)		5,976	302
3.500% due 06/25/2037 ^~		152	111
5.500% due 07/25/2035 ^(m)		1,335	971
5.500% due 11/25/2035 ^		538	422
5.500% due 01/25/2036 ^		107	100
5.500% due 04/25/2037 ^(m)		2,212	1,591
5.750% due 01/25/2036		195	137
5.750% due 01/25/2037 ^(m)		6,763	4,824
5.750% due 04/25/2037 ^		1,843	1,721

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

6.000% due 08/25/2036 ^		334	234
6.000% due 11/25/2036 ^		319	253
6.000% due 12/25/2036		180	111
6.000% due 01/25/2037 ^		1,354	1,127
6.000% due 02/25/2037 ^		1,003	541
6.000% due 03/25/2037 ^		11,952	6,478
6.000% due 04/25/2037 ^		5,801	3,619
6.000% due 07/25/2037 ^		165	164
6.000% due 09/25/2037 (m)		9,121	4,888
6.203% due 07/25/2036 •(a)		9,391	3,113
33.320% due 05/25/2037 ^•		906	1,966
Countrywide Home Loan Mortgage Pass-Through Trust
1.287% due 03/25/2036 •		1,211	575
1.547% due 03/25/2035 •		219	168
2.817% due 03/25/2046 ^•(m)		6,667	3,926
3.422% due 11/20/2035 ~(m)		10,494	8,083
4.323% due 06/25/2047 ^~(m)		3,577	3,189
5.000% due 11/25/2035 ^		39	28
5.500% due 12/25/2034		107	111
5.500% due 11/25/2035 ^		47	36
6.000% due 07/25/2037 ^		215	158
6.000% due 08/25/2037		4,609	3,300
6.000% due 08/25/2037 ^		2	2
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		3,109	1,517
Credit Suisse Mortgage Capital Certificates
2.384% due 02/27/2047 ~(m)		43,511	24,552
3.826% due 04/26/2035 ~(m)		11,854	9,953
3.983% due 07/26/2037 ~(m)		10,024	7,952
4.198% due 06/25/2036 ~(m)		7,099	6,435
7.000% due 08/26/2036		14,458	4,810
7.000% due 08/27/2036		3,493	1,889
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.896% due 04/25/2036 þ(m)		6,223	4,110
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^(m)		11,173	4,806
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	14,905	18,421
8.250% due 07/12/2025		5,000	6,161
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2021 ^		$150	126
Dssv SARL 3.000% due 10/15/2024 «•	EUR	14,109	15,561
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	1,928
1.506% (BP0003M + 1.000%) due 06/13/2045 ~(m)		6,041	6,510
1.756% (BP0003M + 1.250%) due 06/13/2045 ~		6,272	5,962
2.256% (BP0003M + 1.750%) due 06/13/2045 ~		3,868	3,536
4.006% (BP0003M + 3.500%) due 06/13/2045 ~		1,383	1,325
First Horizon Alternative Mortgage Securities Trust
3.610% due 08/25/2035 ^~		$742	128
6.153% due 11/25/2036 •(a)		1,040	277
First Horizon Mortgage Pass-Through Trust 5.500% due 08/25/2037 ^		392	269
Fondo de Titulizacion de Activos UCI 0.000% due 06/16/2049 •(m)	EUR	1,226	1,181
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •		4,765	4,268
GreenPoint Mortgage Funding Trust 1.147% due 12/25/2046 ^•(m)		$4,326	3,427
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	8,468	7,748
GS Mortgage Securities Corp. Trust
4.591% due 10/10/2032 ~(m)		$9,500	7,942
4.591% due 10/10/2032 ~		1,700	1,295
GSR Mortgage Loan Trust
4.187% due 11/25/2035 ~		163	112
6.500% due 08/25/2036 ^•(m)		811	434
HarborView Mortgage Loan Trust
1.230% due 03/19/2036 ^•(m)		11,571	9,350
1.250% due 01/19/2036 •		6,517	4,528
1.423% due 06/20/2035 •(m)		7,587	6,919
1.673% due 06/20/2035 •(m)		1,751	1,451
Hipocat FTA
0.000% due 10/24/2039 •(m)	EUR	4,303	4,578
0.000% due 01/15/2050 •(m)		5,016	5,105
0.000% due 01/15/2050 •		1	1
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •		1,617	1,398
Impac CMB Trust 1.667% due 10/25/2034 •		$211	190
Impac Secured Assets Trust 1.057% due 05/25/2037 ^•		7	5
IndyMac Mortgage Loan Trust
1.147% due 11/25/2046 •(m)		5,493	4,440
1.197% due 02/25/2037 •		3,491	2,336

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

1.247% due 07/25/2036 •(m)		502	356
3.121% due 03/25/2037 ~		29	25
3.562% due 06/25/2037 ^~		3,884	2,904
3.574% due 02/25/2035 ~		314	262
JPMorgan Alternative Loan Trust
1.147% due 06/25/2037 •(m)		29,202	12,868
3.581% due 11/25/2036 ^~(m)		543	500
5.960% due 12/25/2036 ^þ(m)		7,226	6,785
JPMorgan Chase Commercial Mortgage Securities Trust 1.476% due 06/15/2045 ~(a)(m)		40,119	726
JPMorgan Mortgage Trust
3.845% due 10/25/2036 ~		705	564
4.001% due 06/25/2037 ^~		3,315	2,692
Lavender Trust 6.000% due 11/26/2036 (m)		11,213	10,589
LB-UBS Commercial Mortgage Trust 0.142% due 02/15/2040 ~(a)		4,945	1
Lehman Mortgage Trust
6.000% due 08/25/2036 ^(m)		935	826
6.000% due 09/25/2036 ^(m)		558	429
6.500% due 09/25/2037 ^		3,550	1,812
7.250% due 09/25/2037 ^(m)		31,310	9,103
Lehman XS Trust
1.227% due 07/25/2037 •(m)		23,118	13,501
1.447% due 07/25/2047 •(m)		3,461	2,394
MASTR Adjustable Rate Mortgages Trust
1.147% due 05/25/2047 •(m)		14,816	16,050
1.627% due 05/25/2047 ^•(m)		4,244	3,621
MASTR Alternative Loan Trust
1.297% due 03/25/2036 •		20,151	1,469
1.347% due 03/25/2036 ^•		26,635	2,009
Merrill Lynch Mortgage Investors Trust 4.241% due 05/25/2036 ~		4,234	3,720
Morgan Stanley Re-REMIC Trust
4.182% due 07/26/2035 ~(m)		19,046	16,925
4.592% due 09/26/2035 ~		2,213	2,058
6.000% due 04/26/2036 (m)		7,969	8,080
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		1,865	1,756
Motel Trust 7.631% due 08/15/2024 •		12,590	9,954
Natixis Commercial Mortgage Securities Trust
3.705% due 11/15/2034 •		1,280	1,229
4.705% due 11/15/2034 •		555	478
Newgate Funding PLC
0.687% due 12/15/2050 •(m)	GBP	1,406	1,409
0.761% due 12/15/2050 •(m)	EUR	1,600	1,530
1.011% due 12/15/2050 •(m)		3,054	2,695
1.737% due 12/15/2050 •	GBP	2,414	2,617
Nomura Resecuritization Trust 6.598% due 09/26/2035 ~		$3,968	3,611
NovaStar Mortgage Funding Trust 0.780% due 09/25/2046 •		383	337
RBSSP Resecuritization Trust
4.183% due 05/26/2037 ~(m)		4,699	3,738
4.461% due 07/26/2045 ~(m)		20,150	17,159
6.000% due 03/26/2036 ^		5,508	4,123
Residential Accredit Loans, Inc. Trust
1.127% due 07/25/2036 ^•(m)		9,480	5,171
1.137% due 05/25/2037 •(m)		12,597	10,486
2.966% due 01/25/2046 ^•(m)		4,692	3,795
5.532% due 01/25/2036 ~		437	360
6.000% due 08/25/2035 ^		738	681
6.000% due 06/25/2036 (m)		274	241
6.000% due 09/25/2036 ^(m)		4,536	2,945
7.000% due 10/25/2037 (m)		8,060	6,705
Residential Asset Securitization Trust
5.500% due 07/25/2035		746	576
6.250% due 08/25/2037 ^		4,136	1,227
Residential Funding Mortgage Securities, Inc. Trust
5.357% due 08/25/2036 ^~		1,127	921
5.850% due 11/25/2035 ^		117	103
6.000% due 04/25/2037 ^(m)		911	814
Rite Aid Pass-Through Certificates 6.780% due 01/02/2021 ~		7,347	7,512
RiverView HECM Trust 0.670% due 05/25/2047 •(m)		6,353	5,647
Sequoia Mortgage Trust
1.143% due 07/20/2036 •(m)		1,478	795
1.973% due 10/20/2027 •		837	756
Structured Adjustable Rate Mortgage Loan Trust
3.685% due 02/25/2037 ^~(m)		10,143	7,934
3.832% due 08/25/2036 ~		3,006	1,085
4.224% due 04/25/2047 ~		1,691	1,037
Structured Asset Mortgage Investments Trust
1.137% due 07/25/2046 ^•(m)		13,599	9,560

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

1.287% due 03/25/2037 ^•		636	361
3.959% due 02/25/2036 ~		4,104	3,511
SunTrust Alternative Loan Trust 6.203% due 04/25/2036 ^•(a)		4,480	1,485
TBW Mortgage-Backed Trust 6.500% due 07/25/2036		18,933	7,881
WaMu Mortgage Pass-Through Certificates Trust
1.367% due 06/25/2044 •		181	155
2.234% due 07/25/2047 ^•(m)		660	466
2.716% due 06/25/2047 ^•(m)		2,783	854
2.776% due 07/25/2047 •(m)		17,639	13,662
2.846% due 10/25/2046 ^•(m)		347	279
3.599% due 03/25/2037 ^~		2,977	2,554
3.655% due 02/25/2037 ^~		354	288
Washington Mutual Mortgage Pass-Through Certificates Trust
1.187% due 01/25/2047 ^•(m)		9,773	7,964
1.547% due 07/25/2036 ^•		5,512	3,368
6.000% due 04/25/2037 ^		2,882	2,606
Wells Fargo Alternative Loan Trust
4.750% due 07/25/2037 ^~		2,747	2,330
5.750% due 07/25/2037 ^		297	259
Wells Fargo Mortgage Loan Trust 4.093% due 04/27/2036 ~(m)		9,504	8,426
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		157	152
Total Non-Agency Mortgage-Backed Securities (Cost $677,965)			709,205
ASSET-BACKED SECURITIES 49.3%
ACE Securities Corp. Home Equity Loan Trust 1.907% due 08/25/2035 •		4,998	1,996
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.047% due 09/25/2034 •(m)		740	575
Alkali Europe SARL 3.000% due 05/15/2021 «•	EUR	12,187	13,441
Asset-Backed Funding Certificates Trust 1.997% due 03/25/2034 ^•		$899	828
Bear Stearns Asset-Backed Securities Trust
1.497% due 06/25/2036 •(m)		8,410	8,265
3.157% due 10/25/2036 ~		3,475	2,340
Citigroup Mortgage Loan Trust
1.107% due 12/25/2036 •(m)		16,158	9,826
1.167% due 12/25/2036 •(m)		9,402	4,405
1.647% due 11/25/2046 •(m)		2,100	1,067
4.856% due 03/25/2036 ^þ		1,895	1,149
5.852% due 05/25/2036 ^þ		466	228
Citigroup Mortgage Loan Trust, Inc. 1.207% due 03/25/2037 •(m)		19,718	16,156
Conseco Finance Corp.
7.060% due 02/01/2031 ~		3,719	3,609
7.500% due 03/01/2030 ~(m)		7,474	4,413
Conseco Finance Securitizations Corp. 9.163% due 03/01/2033 ~		7,969	6,845
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	807
Coronado CDO Ltd.
2.754% due 09/04/2038 •		$10,135	6,031
6.000% due 09/04/2038		1,559	1,154
Countrywide Asset-Backed Certificates
1.077% due 12/25/2036 ^•(m)		12,338	9,493
1.117% due 06/25/2047 •(m)		1,290	1,279
1.147% due 06/25/2037 ^•(m)		8,069	6,701
1.147% due 06/25/2047 ^•(m)		20,854	16,408
1.207% due 01/25/2046 ^•(m)		34,748	18,688
1.367% due 06/25/2036 ^•(m)		8,000	6,353
4.362% due 02/25/2036 ~		32	32
Countrywide Asset-Backed Certificates Trust
1.187% due 03/25/2047 ^•(m)		7,655	5,777
1.677% due 04/25/2036 ^•(m)		21,300	16,905
2.297% due 11/25/2035 •		3,046	878
5.859% due 10/25/2046 ^~(m)		2,141	1,943
Countrywide Home Equity Loan Trust 5.657% due 03/25/2034 ~		35	35
Crecera Americas LLC 5.563% due 08/31/2020 •		22,300	22,304
Credit-Based Asset Servicing & Securitization CBO Corp. 1.251% due 09/06/2041 •		27,723	1,705
Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ(m)		7,167	7,183
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		3,107	2,492
ECAF Ltd. 4.947% due 06/15/2040 (m)		2,040	1,748
EMC Mortgage Loan Trust
1.887% due 04/25/2042 •(m)		1,359	1,343
4.322% due 04/25/2042 •		2,697	2,230

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

First Franklin Mortgage Loan Trust
1.417% due 11/25/2036 •(m)	5,000	3,894
1.447% due 12/25/2035 •(m)	23,487	19,210
Glacier Funding CDO Ltd. 2.021% due 08/04/2035 •	10,235	2,323
GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ	2,242	2,230
GSAMP Trust 2.822% due 06/25/2034 •(m)	1,253	1,023
Hout Bay Corp.
1.984% due 07/05/2041 •	39,031	8,333
2.184% due 07/05/2041 •	4,871	244
2.314% due 07/05/2041 •	1,690	76
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «	7,500	5,499
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.178% due 12/25/2031 ^þ	569	195
JPMorgan Mortgage Acquisition Corp. 1.567% due 12/25/2035 •(m)	16,459	13,911
KGS-Alpha SBA COOF Trust 1.087% due 04/25/2038 «~(a)	1,506	34
Lehman XS Trust 6.170% due 06/24/2046 þ(m)	1,542	1,501
Long Beach Mortgage Loan Trust
1.137% due 02/25/2036 •(m)	9,795	7,972
1.467% due 08/25/2045 •(m)	13,444	11,752
1.652% due 11/25/2035 •(m)	15,708	10,329
1.997% due 02/25/2034 •	101	100
1.997% due 06/25/2035 •(m)	7,300	6,502
Marlette Funding Trust
0.000% due 09/17/2029 «(g)	12	4,506
0.000% due 03/15/2030 «(g)	4	1,628
MASTR Asset-Backed Securities Trust
1.097% due 03/25/2036 •(m)	7,617	5,332
1.517% due 01/25/2036 •(m)	400	372
Mid-State Capital Corp. Trust 6.742% due 10/15/2040 (m)	4,875	5,262
Morgan Stanley ABS Capital, Inc. Trust
1.047% due 11/25/2036 •(m)	1,601	916
1.277% due 02/25/2037 •(m)	5,690	3,110
1.982% due 01/25/2035 •	1,769	924
Morgan Stanley Home Equity Loan Trust 1.177% due 04/25/2037 •(m)	28,893	15,719
National Collegiate Commutation Trust 0.000% due 03/25/2038 «•	37,800	11,503
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~(m)	2,502	2,513
8.490% due 10/15/2030 ^	1,195	948
Ocean Trails CLO 6.807% due 08/13/2025 •(m)	1,500	1,198
Option One Mortgage Loan Trust 1.307% due 01/25/2036 •(m)	20,000	15,465
Orient Point CDO Ltd. 2.178% due 10/03/2045 •	148,948	64,376
Palisades CDO Ltd. 2.752% due 07/22/2039 •	4,900	2,126
Popular ABS Mortgage Pass-Through Trust 2.197% due 08/25/2035 •(m)	3,663	3,499
Residential Asset Mortgage Products Trust 1.922% due 04/25/2034 •(m)	3,612	3,438
Residential Asset Securities Corp. Trust 1.187% due 08/25/2036 •(m)	10,803	7,811
Saxon Asset Securities Trust 1.397% due 11/25/2037 •(m)	13,000	11,505
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)	11	14,287
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)	9	4,824
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)	3	1,737
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)	80	548
0.000% due 01/25/2039 (g)	9,180	2,517
0.000% due 05/25/2040 (g)	9,300	3,153
0.000% due 07/25/2040 «(g)	47	1,636
0.000% due 09/25/2040 (g)	4,003	1,873
Soloso CDO Ltd. 2.194% due 10/07/2037 •	4,800	3,696
Soundview Home Loan Trust
1.227% due 06/25/2037 •(m)	7,823	5,654
1.447% due 03/25/2036 •(m)	16,905	14,985
South Coast Funding Ltd. 2.160% due 01/06/2041 •	141,422	33,477
Structured Asset Securities Corp. 6.947% due 05/25/2032 ^•(m)	6,988	5,343

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Symphony CLO Ltd. 6.438% due 07/14/2026 •(m)		4,400	3,177
Tropic CDO Ltd. 2.151% due 07/15/2036 •		4,029	3,585
Verde CDO Ltd. 2.130% due 10/05/2045 •		86,588	29,448
Total Asset-Backed Securities (Cost $638,773)			593,851
SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
1.000% due 08/05/2021 (h)	ARS	110,220	758
2.500% due 07/22/2021 (h)		41,690	285
3.375% due 01/15/2023 (m)	EUR	400	117
3.380% due 12/31/2038 þ(m)		13,491	4,038
3.875% due 01/15/2022 (m)		3,000	850
5.250% due 01/15/2028 (m)		300	85
6.250% due 11/09/2047		100	28
7.820% due 12/31/2033 (m)		17,749	6,593
15.500% due 10/17/2026	ARS	163,630	683
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~(m)		147,204	1,118
38.039% (ARLLMONP) due 06/21/2020 ~(m)		267,776	1,942
42.781% (BADLARPP) due 10/04/2022 ~		138	2
Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		866,312	7,158
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		283,520	2,638
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	50	58
Ghana Government International Bond
6.375% due 02/11/2027 (m)		$1,702	1,255
7.875% due 02/11/2035 (m)		2,042	1,448
8.750% due 03/11/2061		1,016	710
Provincia de Buenos Aires
33.929% due 05/31/2022 •	ARS	16,910	101
37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		717,986	4,208
South Africa Government International Bond
4.850% due 09/30/2029 (m)		$3,200	2,640
5.750% due 09/30/2049 (m)		2,200	1,606
Turkey Government International Bond
4.250% due 03/13/2025		2,600	2,229
7.625% due 04/26/2029 (m)		3,900	3,730
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		600	568
Ukraine Government International Bond 4.375% due 01/27/2030 (m)	EUR	3,412	3,025
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$590	59
8.250% due 10/13/2024 ^(d)		136	14
9.250% due 09/15/2027 ^(d)		734	73
Total Sovereign Issues (Cost $111,542)			48,019
		SHARES
COMMON STOCKS 1.3%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)		1,495,047	957
iHeartMedia, Inc. «(e)		1,108	7
iHeartMedia, Inc. 'A' (e)		82,474	603
			1,567
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (e)		1,283,486	8,676
Desarrolladora Homex S.A.B. de C.V. (e)		719,113	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		95,515	4
			8,681
ENERGY 0.0%
Dommo Energia S.A. «(e)		838,824	79
Dommo Energia S.A. (e)(k)		169,036	20
Dommo Energia S.A. SP - ADR (e)		2,627	3
			102
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(e)(k)		358	3
UTILITIES 0.4%
Eneva S.A. (e)(k)		37,702	252

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

TexGen Power LLC «		130,864	4,908
			5,160
Total Common Stocks (Cost $38,265)			15,513
WARRANTS 0.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039		537,144	3,927
Total Warrants (Cost $9,849)			3,927
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
AGFC Capital Trust 3.581% (US0003M + 1.750%) due 01/15/2067 ~(m)		12,900,000	5,209
Nationwide Building Society 10.250% ~(m)		1,249	203
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		440,000	442
			5,854
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(i)(m)		737,000	609
Total Preferred Securities (Cost $8,350)			6,463
REAL ESTATE INVESTMENT TRUSTS 0.8%
REAL ESTATE 0.8%
VICI Properties, Inc.		594,589	9,894
Total Real Estate Investment Trusts (Cost $7,462)			9,894
SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (l) 1.5%			18,242
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.3%
31.246% due 07/31/2020 «~	ARS	45,815	484
32.393% due 08/28/2020 ~		75,702	699
34.248% due 05/28/2020 ~		62,850	609
35.641% due 06/22/2020 ~		13,080	150
36.751% due 04/03/2020 ~		14,500	163
42.216% due 04/28/2020 - 08/27/2020 (f)(g)		99,063	952
			3,057
U.S. TREASURY BILLS 1.8%
0.454% due 04/07/2020 - 06/18/2020 (f)(g)(m)(o)(q)		$21,884	21,881
Total Short-Term Instruments (Cost $45,061)			43,180
Total Investments in Securities (Cost $2,401,794)			2,148,055
Total Investments 178.3% (Cost $2,401,794)			$2,148,055
Financial Derivative Instruments (n)(p) (0.9)%(Cost or Premiums, net $(5,541))			(11,169)
Other Assets and Liabilities, net (77.4)%			(931,859)
Net Assets 100.0%			$1,205,027

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029					12/08/2014	$2	$2	0.00%
Dommo Energia S.A.					12/21/2017 - 12/26/2017	44	20	0.00
Eneva S.A.					12/21/2017 – 12/03/2019	175	252	0.02
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	10,200	11,516	0.96
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	5,540	5,102	0.42
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	21,514	21,824	1.81
Westmoreland Mining Holdings LLC					03/26/2019	1	3	0.00
						$37,476	$38,719	3.21%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	03/31/2020	04/01/2020	$642	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	$(658)	$642	$642
IND	0.000	03/31/2020	04/01/2020	8,200	U.S. Treasury Notes 2.125% due 12/31/2022	(8,373)	8,200	8,200
JPS	0.010	03/31/2020	04/01/2020	9,400	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(9,569)	9,400	9,400
Total Repurchase Agreements						$(18,600)	$18,242	$18,242
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY				1.400%	03/05/2020	03/05/2022	(54)	$(54)
BNY				2.529	02/25/2020	05/29/2020	(9,162)	(9,185)
				2.542	02/19/2020	05/18/2020	(20,515)	(20,576)
				2.627	02/03/2020	05/06/2020	(36,442)	(36,596)
				2.750	01/06/2020	04/06/2020	(15,580)	(15,682)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

BOS	1.696	03/13/2020	04/13/2020		(1,187)	(1,188)
	1.846	03/13/2020	04/13/2020		(9,263)	(9,272)
	2.713	01/31/2020	05/01/2020		(2,280)	(2,290)
BPS	(0.350)	02/24/2020	04/20/2020	EUR	(2,913)	(3,211)
	(0.300)	02/24/2020	04/20/2020		(1,897)	(2,092)
	(0.200)	02/24/2020	04/20/2020		(451)	(497)
	(0.100)	01/23/2020	04/23/2020		(389)	(429)
	(0.100)	02/24/2020	04/20/2020		(5,250)	(5,790)
	(0.080)	03/04/2020	06/04/2020		(1,173)	(1,294)
	0.500	03/25/2020	TBD(3)		(7,970)	(8,790)
	0.950	01/16/2020	04/16/2020	GBP	(15,961)	(19,865)
	0.950	02/24/2020	04/20/2020		(2,489)	(3,095)
	0.950	02/28/2020	05/28/2020		(1,704)	(2,119)
	1.000	03/05/2020	TBD(3)		$(2,629)	(2,631)
	1.100	03/18/2020	04/17/2020		(1,397)	(1,398)
	1.120	01/08/2020	04/08/2020	GBP	(3,056)	(3,807)
	1.250	03/18/2020	04/17/2020		$(3,244)	(3,246)
	1.290	02/04/2020	05/04/2020	GBP	(11,961)	(14,887)
	1.300	03/18/2020	04/17/2020		$(2,718)	(2,719)
	1.450	03/12/2020	04/13/2020		(2,639)	(2,641)
	1.500	03/12/2020	04/13/2020		(1,557)	(1,558)
	1.550	03/12/2020	04/09/2020		(1,483)	(1,484)
	1.550	03/12/2020	04/13/2020		(1,316)	(1,317)
	1.750	03/20/2020	04/17/2020		(11,866)	(11,873)
	1.750	03/24/2020	04/22/2020		(928)	(928)
	1.850	03/31/2020	05/05/2020		(274)	(274)
	1.966	03/05/2020	04/09/2020		(64,626)	(64,721)
	2.000	03/24/2020	04/22/2020		(1,448)	(1,449)
	2.034	12/14/2018	TBD(3)		(24,480)	(24,505)
	2.150	03/24/2020	04/28/2020		(3,384)	(3,386)
	2.150	03/31/2020	05/05/2020		(8,420)	(8,420)
	2.788	01/13/2020	04/13/2020		(2,037)	(2,049)
BRC	(7.500)	03/23/2020	TBD(3)		(63)	(63)
	0.500	03/25/2020	TBD(3)		(977)	(977)
	1.350	03/25/2020	TBD(3)		(1,387)	(1,387)
	2.150	03/03/2020	04/02/2020		(5,078)	(5,087)
	2.204	03/03/2020	06/03/2020		(13,867)	(13,892)
	2.677	01/30/2020	04/29/2020		(9,483)	(9,527)
	2.695	01/27/2020	05/01/2020		(18,724)	(18,815)
	2.772	01/08/2020	04/09/2020		(1,200)	(1,208)
CDC	1.350	03/05/2020	04/07/2020		(310)	(310)
	1.550	03/19/2020	04/20/2020		(8,108)	(8,113)
	1.600	03/05/2020	04/07/2020		(10,274)	(10,286)
	1.950	03/05/2020	04/07/2020		(315)	(315)
CEW	1.550	03/05/2020	04/09/2020		(2,838)	(2,841)
	1.550	03/24/2020	04/09/2020		(380)	(380)
	1.750	03/16/2020	04/13/2020		(2,261)	(2,263)
CFR	2.500	03/31/2020	TBD(3)		(3,629)	(3,629)
CIB	1.150	03/19/2020	04/17/2020		(3,490)	(3,491)
	1.350	03/09/2020	05/08/2020		(670)	(671)
	1.600	04/01/2020	05/04/2020		(6,196)	(6,196)
	1.920	02/26/2020	04/01/2020		(5,642)	(5,653)
CSG	2.500	03/31/2020	TBD(3)		(9,988)	(9,989)
DBL	(0.120)	02/24/2020	04/20/2020	EUR	(1,339)	(1,476)
FOB	2.500	03/31/2020	TBD(3)		$(112)	(112)
GLM	2.256	03/03/2020	04/06/2020		(10,347)	(10,366)
IND	(0.180)	01/07/2020	04/07/2020	EUR	(4,155)	(4,581)
	2.440	02/18/2020	05/22/2020		$(1,891)	(1,897)
JML	(0.300)	01/17/2020	04/17/2020	EUR	(663)	(731)
	(0.250)	01/17/2020	04/17/2020		(1,532)	(1,689)
	(0.250)	01/23/2020	04/23/2020		(1,048)	(1,155)
	(0.091)	01/17/2020	04/17/2020		(5,342)	(5,891)
	(0.041)	01/17/2020	04/17/2020		(1,004)	(1,107)
	0.850	01/23/2020	04/23/2020	GBP	(8,482)	(10,553)
	0.900	01/14/2020	04/14/2020		(1,629)	(2,027)
	0.950	01/14/2020	04/14/2020		(19,179)	(23,872)
	0.950	01/15/2020	04/14/2020		(2,995)	(3,727)
	0.950	01/15/2020	04/15/2020		(13,688)	(17,036)
	0.950	01/17/2020	04/17/2020		(5,432)	(6,761)
	0.950	01/22/2020	04/22/2020		(636)	(792)
	1.360	03/12/2020	04/09/2020		$(11,043)	(11,051)
	2.250	03/25/2020	04/07/2020		(1,326)	(1,326)
	2.500	03/26/2020	04/08/2020		(1,768)	(1,769)
MBC	2.350	03/23/2020	04/23/2020		(9,059)	(9,064)
	2.500	03/23/2020	04/23/2020		(10,153)	(10,159)
	2.500	03/24/2020	04/23/2020		(4,163)	(4,165)
	2.520	02/07/2020	04/07/2020		(4,131)	(4,147)
	2.560	02/05/2020	04/06/2020		(11,253)	(11,298)
	2.620	02/07/2020	04/07/2020		(2,756)	(2,767)
MEI	0.900	03/05/2020	TBD(3)		(2,975)	(2,977)
MSB	3.063	05/01/2019	05/01/2020		(17,470)	(17,556)
NOM	1.900	03/19/2020	04/23/2020		(273)	(273)
	2.100	03/03/2020	04/07/2020		(1,523)	(1,526)
	2.100	03/19/2020	04/23/2020		(265)	(265)
	2.100	03/31/2020	05/05/2020		(1,500)	(1,500)
RDR	1.113	03/10/2020	04/09/2020		(631)	(631)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

RTA	2.104	02/25/2020	05/29/2020	(2,799)	(2,805)
2.108	02/21/2020	05/21/2020	(4,485)	(4,496)
2.117	02/18/2020	05/21/2020	(2,047)	(2,052)
2.154	03/03/2020	06/01/2020	(14,332)	(14,357)
2.159	02/07/2020	05/07/2020	(7,610)	(7,635)
2.204	03/16/2020	06/01/2020	(6,108)	(6,114)
2.226	01/23/2020	04/22/2020	(11,413)	(11,462)
2.226	01/28/2020	04/22/2020	(167)	(168)
2.244	01/21/2020	04/21/2020	(2,724)	(2,736)
2.297	01/07/2020	04/06/2020	(4,512)	(4,536)
2.297	02/12/2020	04/06/2020	(1,014)	(1,017)
2.334	02/07/2020	05/07/2020	(360)	(361)
2.579	02/24/2020	05/29/2020	(32,641)	(32,728)
2.592	02/18/2020	05/21/2020	(29,357)	(29,448)
2.791	11/21/2019	05/19/2020	(10,807)	(10,918)
4.174	03/23/2020	04/22/2020	(15,835)	(15,852)
SBI	2.654	02/12/2020	05/12/2020	(14,259)	(14,311)
3.048	01/09/2020	04/08/2020	(2,904)	(2,924)
SCX	1.480	03/13/2020	04/09/2020	(3,067)	(3,069)
SOG	1.500	03/17/2020	TBD(3)	(5,178)	(5,181)
1.500	03/19/2020	TBD(3)	(2,058)	(2,059)
1.770	03/03/2020	04/06/2020	(559)	(560)
1.900	03/03/2020	04/06/2020	(3,488)	(3,493)
2.256	03/03/2020	06/03/2020	(18,344)	(18,377)
2.450	03/24/2020	TBD(3)	(8,395)	(8,400)
2.450	03/30/2020	TBD(3)	(10,145)	(10,146)
2.513	02/26/2020	04/01/2020	(15,398)	(15,436)
2.538	02/26/2020	05/26/2020	(3,136)	(3,144)
2.592	02/19/2020	05/26/2020	(7,654)	(7,677)
2.663	01/31/2020	05/04/2020	(38,500)	(38,674)
2.736	01/16/2020	04/14/2020	(30,756)	(30,934)
2.786	01/17/2020	04/14/2020	(1,711)	(1,721)
UBS	(0.150)	02/20/2020	04/16/2020	EUR	(177)	(195)
0.766	03/20/2020	05/07/2020	(3,237)	(3,570)
1.300	03/16/2020	04/15/2020	$(28,879)	(28,896)
1.350	03/06/2020	04/03/2020	(2,652)	(2,655)
1.350	03/16/2020	04/15/2020	(1,454)	(1,455)
1.400	03/16/2020	04/15/2020	(7,771)	(7,776)
1.482	01/15/2020	04/15/2020	GBP	(8,211)	(10,232)
1.600	03/06/2020	04/03/2020	$(8,298)	(8,308)
1.950	03/02/2020	04/03/2020	(2,766)	(2,770)
1.950	03/03/2020	04/07/2020	(1,680)	(1,683)
2.000	03/24/2020	04/23/2020	(9,146)	(9,150)
2.000	03/26/2020	TBD(3)	(27,994)	(28,003)
2.020	02/19/2020	04/24/2020	(12,963)	(12,994)
2.050	03/02/2020	04/03/2020	(1,019)	(1,021)
2.100	03/03/2020	04/07/2020	(743)	(744)
2.100	03/30/2020	04/29/2020	(2,177)	(2,177)
2.100	03/31/2020	04/30/2020	(1,438)	(1,438)
2.100	04/03/2020	05/01/2020	(11,817)	(11,817)
2.120	02/19/2020	04/24/2020	(4,224)	(4,234)
2.150	02/11/2020	04/16/2020	(2,213)	(2,220)
2.220	02/19/2020	04/24/2020	(1,208)	(1,211)
2.250	02/11/2020	04/16/2020	(4,589)	(4,603)
2.270	02/19/2020	04/24/2020	(2,949)	(2,957)
2.679	03/23/2020	04/23/2020	(27,901)	(27,920)
2.679	03/24/2020	04/23/2020	(3,334)	(3,336)
Total Reverse Repurchase Agreements	$(1,068,814)
(m)	Securities with an aggregate market value of $1,223,141 and cash of $88,328 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(1,048,533) at a weighted average interest rate of 2.544%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.893%	$3,000	$(6)	$(719)	$(725)	$0	$(15)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.503	2,100	(8)	(516)	(524)	0	(6)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Frontier Communications Corp.	5.000	Quarterly	06/20/2020	1289.750	14,700	(505)	(10,237)	(10,742)	0	(308)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	793.905	1,200	(162)	(715)	(877)	0	(12)
$(681)	$(12,187)	$(12,868)	$0	$(341)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$(942)	$(607)	$0	$(44)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$303,000	7,433	17,400	24,833	0	(459)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	91,250	1,072	12,564	13,636	0	(259)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	210,500	10,144	35,750	45,894	0	(1,017)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036	19,800	(1,952)	(3,335)	(5,287)	262	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043	34,100	(114)	(13,625)	(13,739)	770	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	3,800	(52)	(1,671)	(1,723)	101	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	3,100	287	(1,596)	(1,309)	90	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	54,200	(89)	(20,159)	(20,248)	1,642	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	42,000	(126)	(15,443)	(15,569)	1,288	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	(92)	281	23	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	1,200	(1)	(20)	(21)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,500	139	(198)	(59)	31	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	500	(16)	(37)	(53)	7	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	14,800	320	(1,146)	(826)	0	(52)
$17,753	$7,450	$25,203	$4,215	$(1,831)
Total Swap Agreements	$17,072	$(4,737)	$12,335	$4,215	$(2,172)
(o)	Securities with an aggregate market value of $1,242 and cash of $24,950 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	81,591	$105,204	$3,859	$0
BPS	04/2020	EUR	424	480	13	0
04/2020	GBP	2,105	2,755	140	0
04/2020	$12,280	EUR	11,197	104	(35)
04/2020	16,506	GBP	13,898	853	(96)
06/2020	1,345	IDR	19,071,722	0	(184)
BRC	04/2020	69,124	GBP	57,075	1,768	0
05/2020	GBP	42,310	$51,752	0	(838)
06/2020	$7,917	MXN	155,729	0	(1,426)
CBK	04/2020	BRL	64,889	$12,482	0	(6)
04/2020	EUR	84,814	92,993	16	(564)
04/2020	GBP	1,693	1,971	0	(132)
04/2020	PEN	7,855	2,348	62	0
04/2020	$14,783	BRL	64,889	0	(2,295)
04/2020	7,966	EUR	7,293	91	(14)
04/2020	19,010	GBP	15,530	280	0
05/2020	1,704	PEN	5,781	0	(23)
06/2020	189	MXN	3,641	0	(38)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

06/2020	1,118	RUB	89,209	6	0
DUB	04/2020	BRL	64,889	$12,649	161	0
04/2020	$12,482	BRL	64,889	6	0
05/2020	12,633	64,889	0	(172)
FBF	06/2020	6,487	IDR	89,880,416	0	(1,014)
GLM	04/2020	EUR	1,781	$1,924	0	(40)
04/2020	RUB	35,456	451	0	0
04/2020	$1,178	GBP	938	0	(13)
04/2020	13,397	RUB	829,268	0	(2,859)
05/2020	449	35,456	0	(1)
06/2020	1,436	CLP	1,149,203	0	(91)
06/2020	3,579	MXN	68,668	0	(719)
HUS	04/2020	EUR	1,320	$1,437	0	(19)
05/2020	$7,722	MXN	151,491	0	(1,366)
JPM	06/2020	4,112	78,589	0	(836)
SCX	04/2020	GBP	2,051	$2,436	0	(111)
05/2020	EUR	74,307	81,636	0	(421)
05/2020	$581	RUB	45,808	0	(2)
06/2020	7,798	INR	563,540	0	(411)
SOG	04/2020	288	RUB	22,316	0	(5)
05/2020	985	77,042	0	(11)
06/2020	2,522	196,500	0	(47)
SSB	05/2020	1,541	GBP	1,242	3	0
UAG	04/2020	EUR	4,458	$4,822	0	(95)
04/2020	RUB	37,212	468	0	(5)
04/2020	$1,262	RUB	100,119	8	0
06/2020	2,058	167,033	44	0
Total Forward Foreign Currency Contracts	$7,414	$(13,889)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$25,442	$(22,613)	$15,876	$0	$(6,737)
Total Swap Agreements	$(22,613)	$15,876	$0	$(6,737)
(q)

Securities with an aggregate market value of $17,223 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$144,068	$66,045	$210,113
Corporate Bonds & Notes
Banking & Finance	0	166,623	11,516	178,139
Industrials	0	204,218	1,496	205,714
Utilities	0	64,997	0	64,997
Convertible Bonds & Notes
Industrials	0	4,702	0	4,702
Utilities	0	18	0	18
Municipal Bonds & Notes
Illinois	0	507	0	507
West Virginia	0	4,134	0	4,134
U.S. Government Agencies	0	49,679	0	49,679
Non-Agency Mortgage-Backed Securities	0	690,116	19,089	709,205
Asset-Backed Securities	0	534,208	59,643	593,851
Sovereign Issues	0	48,019	0	48,019
Common Stocks
Communication Services	1,560	0	7	1,567
Consumer Discretionary	8,681	0	0	8,681
Energy	20	3	79	102
Industrials	0	0	3	3
Utilities	252	0	4,908	5,160
Warrants

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Communication Services	0	3,927	0	3,927
Preferred Securities
Banking & Finance	0	5,854	0	5,854
Industrials	0	609	0	609
Real Estate Investment Trusts
Real Estate	9,894	0	0	9,894
Short-Term Instruments
Repurchase Agreements	0	18,242	0	18,242
Argentina Treasury Bills	0	2,573	484	3,057
U.S. Treasury Bills	0	21,881	0	21,881
Total Investments	$20,407	$1,964,378	$163,270	$2,148,055
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,215	0	4,215
Over the counter	0	7,414	0	7,414
$0	$11,629	$0	$11,629
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,172)	0	(2,172)
Over the counter	0	(20,626)	0	(20,626)
$0	$(22,798)	$0	$(22,798)
Total Financial Derivative Instruments	$0	$(11,169)	$0	$(11,169)
Totals	$20,407	$1,953,209	$163,270	$2,136,886

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,384	$91,159	$(27,649)	$257	$(6,346)	$(18,788)	$11,668	$(8,640)	$66,045	$(8,579)
Corporate Bonds & Notes
Banking & Finance	10,534	0	0	0	0	982	0	0	11,516	982
Industrials	2	2,142	0	27	0	(675)	0	0	1,496	(675)
Non-Agency Mortgage-Backed Securities	4,250	16,364	(1,859)	28	498	(192)	0	0	19,089	(201)
Asset-Backed Securities	28,489	17,975	(3,119)	(10)	49	249	16,010	0	59,643	250
Common Stocks
Communication Services	0	0	0	0	0	0	7	0	7	0
Energy	904	172	(327)	0	49	(696)	0	(23)	79	(94)
Industrials	5	0	0	0	0	(2)	0	0	3	(2)
Utilities	5,136	0	0	0	0	(228)	0	0	4,908	(229)
Argentina Treasury Bills	0	543	0	1	0	(60)	0	0	484	(60)
Totals	$73,704	$128,355	$(32,954)	$303	$(5,750)	$(19,410)	$27,685	$(8,663)	$163,270	$(8,608)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$21,825	Indicative Market Quotation	Broker Quote	100.000	—
5,103	Discounted Cash Flow	Discount Rate	10.090	—
11,214	Reference Instrument	Spread	$0.750	—
27,903	Third Party Vendor	Broker Quote	63.000 - 100.250	83.773
Corporate Bonds & Notes
Banking & Finance	11,516	Reference Instrument	Option Adjusted Spread	538.500 bps	—
Industrials	1,494	Other Valuation Techniques(2)	—	—	—
2	Proxy Pricing	Base Price	0.083	—
Non-Agency Mortgage-Backed Securities	15,561	Indicative Market Quotation	Broker Quote	100.000	—
3,528	Proxy Pricing	Base Price	1.500 - 99.500	93.707
Asset-Backed Securities	13,440	Indicative Market Quotation	Broker Quote	100.000	—
46,203	Proxy Pricing	Base Price	2.266 - 127,726.140	52.883
Common Stocks
Communication Services	7	Other Valuation Techniques(2)	—	—	—
Energy	79	Other Valuation Techniques(2)	—	—	—
Industrials	3	Other Valuation Techniques(2)	—	—	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2020 (Unaudited)

Utilities	4,908	Indicative Market Quotation	Broker Quote	$37.500	—
Argentina Treasury Bills	484	Other Valuation Techniques(2)	—	—	—
Total	$163,270
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.4% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DBL	Deutsche Bank AG London	MEI	Merrill Lynch International
BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman	MBC	HSBC Bank Plc

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding